Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Profit for the year	₩ 972,182	₩ 1,385,635	₩ 1,459,395
Adjustments to reconcile net income
Income tax expense	335,367	505,757	519,016
Interest income	(392,580)	(340,794)	(300,900)
Interest expense	410,566	320,914	268,847
Dividends income	(59,758)	(14,121)	(21,525)
Depreciation	2,773,152	2,687,191	2,643,894
Amortization of intangible assets	691,909	627,261	604,744
Depreciation of right-of-use assets	402,737	396,214	398,716
Provision for severance benefits (defined benefits)	196,027	240,506	253,491
Impairment losses on trade receivables	175,244	132,102	105,344
Share of net profit or loss of associates and joint ventures	44,323	16,821	(116,061)
Loss(gain) on disposal of associates and joint ventures	(6,982)	(38,024)	1
Loss(gain) on the disposal of subsidiaries	(28,825)	(216,591)	13,483
Loss(gain) on disposal of right-of-use assets	(1,465)	(978)	8,319
Impairment losses on assets held for sale	0	0	11
Impairment loss on property and equipment and investment in properties	7,871	16,094	2,115
Loss(gain) on disposal of property and equipment and investment in properties	511	(66,317)	17,410
Loss on disposal of intangible assets	3,601	6,393	2,159
Loss on impairment of intangible assets	236,106	30,674	3,747
Loss on foreign currency translation	83,899	157,017	180,921
Gain on valuation and settlement of derivatives, net	(37,249)	(205,381)	(235,130)
Gain on disposal of financial assets at fair value through profit or loss	(2,225)	(2,347)	(29,974)
Loss(Gain) on valuation of financial assets at fair value through profit or loss	13,920	44,833	(64,660)
Loss(gain) on disposal of financial assets at amortized cost	1	3	(35)
Others	158,820	(49,891)	84,625
Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables	(124,023)	(43,787)	327,031
Increase in other receivables	(1,085,527)	(1,598,216)	(328,610)
Decrease(increase) in other current assets	250,569	(101,947)	(89,230)
Increase in other non-current assets	(86,030)	(120,054)	(143,087)
Decrease(increase) in inventories	(317,531)	(179,255)	32,798
Increase(decrease) in trade payables	121,515	(368,355)	289,044
Increase in other payables	829,220	1,103,113	207,583
Increase(decrease) in other current liabilities	414,436	(30,375)	107,993
Decrease in other non-current liabilities	(14,272)	(1,015)	(14,915)
Decrease in provisions	(5,083)	(22,115)	(4,668)
Increase(decrease) in deferred revenue	905	(384)	3,696
Decrease(increase) in plan assets	115,725	(90,771)	(114,631)
Payment of post-employment benefits	(329,861)	(343,931)	(241,350)
Cash generated from operations (1+2+3)	₩ 5,747,195	₩ 3,835,879	₩ 5,829,607